Share-Based Compensation - Summary of WhiteWave Phantom Share Activity (Detail) (WhiteWave Foods [Member], Phantom Shares [Member], USD $)	12 Months Ended
Dec. 31, 2013
WhiteWave Foods [Member] | Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	225,771
Granted	214,391
Converted/paid	(80,761)
Forfeited	(45,128)
Converted from Dean Foods at Distribution	256,806
Outstanding at ending balance	571,079
Outstanding Weighted average exercise price, beginning balance	$ 17.00
Granted, Weighted average exercise price	$ 15.24
Converted/paid, Weighted average exercise price	$ 17.17
Forfeited, Weighted average exercise price	$ 17.12
Converted from Dean Foods at Distribution, Weighted average exercise price	$ 18.79
Outstanding, Weighted average exercise price, ending balance	$ 17.11